Acquisition of Bao Li Gaming Promotion Limited (Details Textual) - Bao Li Gaming [Member] - USD ($)		12 Months Ended
	Sep. 12, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	$ 15,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One	7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two	7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	146,026
Rolling Chip Turnover Target For Base Earnout Payments Shares		$ 2,500,000,000	$ 2,500,000,000	$ 2,500,000,000
Estimated Contingent Purchase Price	48,007,120
Business Acquisition Estimated Purchase Price Cash	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	$ 32,861,094
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities		14,228,500
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration		$ 5,407,770	$ 26,177,337